SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Managed Volatility Fund
(the "Fund")

Supplement Dated July 8, 2024
to the Class F Shares Prospectus, dated January 31, 2024, as amended on May 1, 2024 and
May 20, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Strategy of the Fund

Under the heading titled "Principal Investment Strategies," the following text hereby replaces the third and fourth paragraphs:

The Fund implements the investment recommendations of SIMC and the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In addition, under the "More Information About Risks" section, under the sub-section "Risk Information Common to the Funds," the third paragraph is hereby deleted and replaced with the following:

The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds (for purposes of this paragraph, each, a Fund and collectively, the Funds) implement the investment recommendations of SIMC and the Sub-Advisers through the use of an overlay manager appointed by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. The Funds are subject to the risk that the performance of the Funds may deviate from the performance of a Sub-Adviser's model portfolio or the performance of other proprietary or client accounts over which the Sub-Adviser retains trading authority (Other Accounts). The overlay manager's variation from the Sub-Adviser's model portfolio may contribute to performance deviations, including under performance. In addition, a Sub-Adviser may implement its model portfolio for its Other Accounts prior to submitting its model to the Fund. In these circumstances, trades placed by the overlay manager pursuant to a model portfolio may be subject to price movements that result in the Fund receiving prices that are different from the prices obtained by the Sub-Adviser for its Other Accounts, including less favorable prices. The risk of such price deviations may increase for large orders or where securities are thinly traded.

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Tax-Managed Managed Volatility Fund," the second paragraph is hereby deleted.

In addition, under the same sub-heading, the following is hereby added as the first paragraph:

As further described in the Principal Investment Strategies of the Tax-Managed Managed Volatility Fund's Summary section, each Sub-Adviser, except for Parametric Portfolio Associates LLC (Parametric), will manage its portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1532 (07/24)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Managed Volatility Fund
(the "Fund")

Supplement Dated July 8, 2024
to the Class Y Shares Prospectus, dated January 31, 2024, as amended on April 5, 2024,
May 1, 2024 and May 20, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Strategy of the Fund

Under the heading titled "Principal Investment Strategies," the following text hereby replaces the third and fourth paragraphs:

The Fund implements the investment recommendations of SIMC and the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In addition, under the "More Information About Risks" section, under the sub-section "Risk Information Common to the Funds," the third paragraph is hereby deleted and replaced with the following:

The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds (for purposes of this paragraph, each, a Fund and collectively, the Funds) implement the investment recommendations of SIMC and the Sub-Advisers through the use of an overlay manager appointed by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. The Funds are subject to the risk that the performance of the Funds may deviate from the performance of a Sub-Adviser's model portfolio or the performance of other proprietary or client accounts over which the Sub-Adviser retains trading authority (Other Accounts). The overlay manager's variation from the Sub-Adviser's model portfolio may contribute to performance deviations, including under performance. In addition, a Sub-Adviser may implement its model portfolio for its Other Accounts prior to submitting its model to the Fund. In these circumstances, trades placed by the overlay manager pursuant to a model portfolio may be subject to price movements that result in the Fund receiving prices that are different from the prices obtained by the Sub-Adviser for its Other Accounts, including less favorable prices. The risk of such price deviations may increase for large orders or where securities are thinly traded.

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Tax-Managed Managed Volatility Fund," the second paragraph is hereby deleted.

In addition, under the same sub-heading, the following is hereby added as the first paragraph:

As further described in the Principal Investment Strategies of the Tax-Managed Managed Volatility Fund's Summary section, each Sub-Adviser, except for Parametric Portfolio Associates LLC (Parametric), will manage its portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1533 (07/24)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Managed Volatility Fund
(the "Fund")

Supplement Dated July 8, 2024
to the Statement of Additional Information, dated January 31, 2024, as amended April 16, 2024,
May 1, 2024 and May 20, 2024 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Investment Strategy of the Fund

Under the section titled "Investment Objectives and Policies," under the heading "Tax-Managed Managed Volatility Fund," the fourth and fifth paragraphs are hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1534 (07/24)